Summary of Significant Accounting Policies - Schedule of Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation (Details) (10-K) - Fair Value, Measurements, Recurring [Member] - Fair Value, Inputs, Level 3 [Member] - Contingent consideration [Member]
12 Months Ended
Dec. 31, 2019 USD ($)
Balance, Beginning	$ (520,000)
Change in fair value	520,000
Balance, Ending